Structured Entities (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2022 and 2021.

	At March 31, 2022
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥11,149	¥60,168	¥—	¥—	¥71,317
Financial assets at fair value through profit or loss	274	976,983	98,671	—	1,075,928
Investment securities	136,521	49,693	—	194	186,408
Loans and advances	2,817,366	—	7,099,366	601,975	10,518,707

Total	¥2,965,310	¥1,086,844	¥7,198,037	¥602,169	¥11,852,360

Maximum exposure to loss from interests in unconsolidated structured entities	¥4,289,574	¥1,087,993	¥8,117,297	¥751,194	¥14,246,058

	At March 31, 2021
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥14,447	¥43,693	¥—	¥—	¥58,140
Financial assets at fair value through profit or loss	260	1,115,719	126,210	—	1,242,189
Investment securities	98,430	36,477	—	337	135,244
Loans and advances	2,729,910	—	6,057,533	556,426	9,343,869

Total	¥2,843,047	¥1,195,889	¥6,183,743	¥556,763	¥10,779,442

Maximum exposure to loss from interests in unconsolidated structured entities	¥3,902,125	¥1,197,191	¥6,986,116	¥710,918	¥12,796,350